Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

7.	Employee Benefit Plan

The Company has a defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements. The plan permits, but does not require, Company contributions; the Company did not make any contributions for the three and six months ended June 30, 2015 and 2014.

7.	Employee Benefit Plan

The Company has a defined contribution 401(k) saving plan covering all employees satisfying certain eligibility requirements. The plan permits, but does not require, Company contributions; the Company did not make any contributions for the year ended December 31, 2014 and 2013.